Other Operating Income/(Expenses) - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other operating income expense [abstract]
Research and development		$ 298	$ 296	$ 291
Income from brazilian tax credits	$ 226	226	481
Income from interest on brazilian tax credits		$ 118	$ 315	$ 118